UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31,2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sunrise Partners LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   028-05431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Randall U. Tam
Title:    Vice President, Dawn General Partner Corp., Manager
Phone:    203-861-3288
Signature, Place and Date of Signing:

    Randall U. Tam    Greenwich, Connecticut  MAY 15,2001

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total:   $142,276


List of Other Included Managers:
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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESEARCH CORP           COM              003881109      366    55800 SH       SOLE                    55800
AMERICAN GENERAL CORP          COM              026351106     7713   201631 SH       SOLE                   201631
BIOCHEM PHARMA INC       COM              09058T108     5755   179500 SH       SOLE                   179500
BBVA BANCO FRANCES SA - ADR    ADR              07329M100     2575    97900 SH       SOLE                    97900
CHINA YUCHAI INTL LTD          COM              G21082105      720  1220200 SH       SOLE                  1220200
DEUTSCHE TELEKOM AG - ADR      ADR              251566105     5798   250000 SH       SOLE                   250000
DELHAIZE AMERICA INC     COM              246688105      342    16800 SH       SOLE                    16800
DELHAIZE AMERICA CL B    COM              246688204     5301   264813 SH       SOLE                   264813
FEDERATED DEPARTMENT STORES    COM              31410H101      830    20000 SH  CALL SOLE                        0
GEORGIA PAC GEORGIA-PAC GRP    COM              373298108      610    20750 SH       SOLE                    20750
INTERACT COMMERCE CORP   COM              45839Y107     2808   239000 SH       SOLE                   239000
IMR GLOBAL CORP                COM              45321W106     1106   196600 SH       SOLE                   196600
MICROSOFT CORP                 COM              594918104     2734    50000 SH  CALL SOLE                        0
NAB CV PF 7.875% UNIT          CVPFD            632525309     1621    60000 SH       SOLE                    60000
NIAGARA MOHAWK HOLDINGS INC    COM              653520106    12841   760700 SH       SOLE                   760700
PRICELINE.COM INC              COM              741503106      203    80000 SH  PUT  SOLE                        0
POWERTEL INC                   COM              73936C109     2594    47159 SH       SOLE                    47159
RALSTON PURINA GROUP           COM              751277302     1402    45000 SH       SOLE                    45000
ROGERS COMM CV 2% 11/26/05     SDBCV            775109AE1    27593 37053000 PRN      SOLE                 37053000
SILICON VALLEY GROUP INC       COM              827066101     4498   163549 SH       SOLE                   163549
TELEFONICA DE PERU-SPON ADR    ADR              879384105      524   127500 SH       SOLE                   127500
TRIPLE S PLASTICS INC          COM              896926102      505   100902 SH       SOLE                   100902
TVX GOLD INC CV 5% 3/28/02     SDBCV            87308KAA9    43626 83896000 PRN      SOLE                 83896000
VIVENDI UNIVERSAL - SP ADR     ADR              92851S204      774    12750 SH       SOLE                    12750
VOICESTREAM WIRELESS CORP      COM              928615103     7423    80355 SH       SOLE                    80355
VIALOG CORP              COM              92552X106     2014   284127 SH       SOLE                   284127